Long-term Debt and Capital Lease Obligations (Tables)	12 Months Ended
Dec. 31, 2013
Summary of Long-term Debt

Long-term debt as of December 31 consists of:

(in thousands)	2013	2012
$550,000,000 2.375% Senior Notes, due June 1, 2018 (5 year tranche), net of discount	$549,858	—
$550,000,000 3.75% Senior Notes, due June 1, 2023 (10 year tranche), net of discount	546,027	—
LIBOR + 1.125%, unsecured term loan, due April 8, 2018, with quarterly principal and interest payments	195,000	—
LIBOR + 1.125%, unsecured term loan, due September 10, 2017, with quarterly principal and interest payments	138,750	146,250
LIBOR + 0.80%, unsecured term loan, due November 5, 2014, with principal paid at maturity	—	23,236
1.50% note payable, due December 31, 2015, with monthly interest and principal payments	20,000	—
1.50% note payable, due December 31, 2013, with monthly interest and principal payments	—	13,452
1.50% note payable, due January 31, 2016, with monthly interest and principal payments	8,269	11,825
1.50% note payable, due July 31, 2015, with monthly interest and principal payments	4,604	7,457

Total debt	1,462,508	202,220
Less current portion	34,257	27,361

Noncurrent portion of long-term debt	$1,428,251	174,859

Required Annual Principal Payments on Long-term Debt

Required annual principal payments on long-term debt for the five years subsequent to December 31, 2013 are summarized as follows:

(in thousands)
2014	$34,257
2015	37,030
2016	30,336
2017	125,000
2018	690,000

Capital Lease Obligations

Capital lease obligations as of December 31 consist of:

(in thousands)	2013	2012
Capital lease obligations	$30,532	30,418
Less current portion	23,032	13,263

Noncurrent portion of capital leases	$7,500	17,155

Future Minimum Lease Payments under Capital Leases

The future minimum lease payments under capital leases as of December 31, 2013 are summarized as follows:

(in thousands)
2014	$23,424
2015	3,607
2016	2,397
2017	1,461
2018	247

Total minimum lease payments	31,136
Less amount representing interest	604

Principal minimum lease payments	$30,532